Document and Entity Information	Sep. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2023
Entity Registrant Name	MOLINA HEALTHCARE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31719
Entity Tax Identification Number	13-4204626
Entity Address, Address Line One	200 Oceangate, Suite 100
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90802
City Area Code	562
Local Phone Number	435-3666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001179929
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	MOH
Security Exchange Name	NYSE